S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 06, 2026 USD ($) $ / shares shares
Idea Tender LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002
Idea Tender LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,666,667
Price Paid or to be Paid for Securities, Total Amount	$ 5,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.5
Idea Tender LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Sponsor Compensation Amount	$ 300,000
Idea Tender LLC, Officers, Directors, or Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.50 per warrant
Sponsor Compensation Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.5
Idea Tender LLC, Officers, Directors, or Affiliates [Member] | Out Of Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Idea Tender LLC, Officers, Directors, or Affiliates [Member] | Consulting, Success or Finder's Fees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions